Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	$ 405	$ 27	$ 6,601
Alaska Segment [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	0	20	180
Lower 48 Segment [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	402	63	3,969
Canada Segment [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	2	9	22
Europe, Middle East and North Africa Segment [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	1	(79)	46
Asia Pacific Segment [Member] | Operating Segments [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Asset Impairment Charges	$ 0	$ 14	$ 2,384